SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials		$ 801
Work in process		647
Finished goods		872
Total		$ 2,320